Balance Sheet Components - Summary of Accumulated Other Comprehensive Income (Loss) ("AOCI") (Details) $ in Thousands	12 Months Ended
Nov. 30, 2020 USD ($)
Accumulated Other Comprehensive Income (Loss), net of taxes
Balance , Beginning of Year	$ (209,077)
Other comprehensive income (loss) before reclassification	11,616
Reclassification of (gains) losses from Other comprehensive income (loss)	2,890
Balance at End of Year	(194,571)
Unrecognized Gains (Losses) on Defined Benefit Plan, Net of Taxes
Accumulated Other Comprehensive Income (Loss), net of taxes
Balance , Beginning of Year	(28,784)
Other comprehensive income (loss) before reclassification	(8,500)
Reclassification of (gains) losses from Other comprehensive income (loss)	(300)
Balance at End of Year	(37,584)
Unrealized Gains (Losses) on Cash Flow Hedges, Net of Taxes
Accumulated Other Comprehensive Income (Loss), net of taxes
Balance , Beginning of Year	(46,932)
Other comprehensive income (loss) before reclassification	(16,405)
Reclassification of (gains) losses from Other comprehensive income (loss)	3,190
Balance at End of Year	(60,147)
Foreign Currency Translation Adjustment and Other, Net of Taxes
Accumulated Other Comprehensive Income (Loss), net of taxes
Balance , Beginning of Year	(133,361)
Other comprehensive income (loss) before reclassification	36,521
Reclassification of (gains) losses from Other comprehensive income (loss)	0
Balance at End of Year	$ (96,840)